Long-Term Investments	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Long-Term Investments
12.	LONG-TERM INVESTMENTS

	December 31, 2020	December 31, 2019
Long-term investments	10	11
Total	10	11

Long-term investments are equity securities with no readily determinable fair value for which the Company has elected to apply the cost alternative measurement. It includes principally the Company’s investment in DNP Photomask Europe S.p.A (“DNP”).  The Company has identified DNP as a VIE, but has determined that it is not the primary beneficiary.  The significant activities of DNP revolve around the creation of masks and development of high level mask technology.  The Company does not have the power to direct such activities.  The Company’s current maximum exposure to losses as a result of its involvement with DNP is limited to its investment.  The Company has not provided additional financial support in 2020 and 2019 and currently has no requirement or intent to provide further financial support to DNP.